Ally Master Owner Trust
Monthly Servicing Report
May 15, 2018

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of April 30, 2018

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$10,400,087,512.39	267,021	$38,948.58	87.54%
Used Auto	$654,534,855.63	34,175	$19,152.45	5.51%
Medium Duty Trucks	$14,942,852.81	357	$41,856.73	0.13%
Less Dealer Reserve	$1,147,464,666.74
Total	$9,922,100,554.09	301,553		93.17%

Ally Bank Retained Receivables
New Auto	$84,790,294.83	2,231	$38,005.51	0.71%
Used Auto	$668,176,577.90	31,524	$21,195.81	5.62%
Medium Duty Trucks	$130,920.80	2	$65,460.40	0.00%
DPP	$56,191,546.09	1,745	$32,201.46	0.47%
Other	$1,620,154.50	16	$101,259.66	0.01%
Total	$810,909,494.12	35,518		6.83%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$10,733,010,048.21	337,071		100.00%
Dealer Reserve	$1,147,464,666.74
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$11,880,474,714.95	337,071		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$9,318,115,021.81	1,206	78.43%
Limited	Eligible	$1,728,203,750.91	206	14.55%
Programmed	Eligible	$22,112,361.97	14	0.19%
No-Credit	Eligible	$1,134,086.14	3	0.01%
Satisfactory	Ineligible	$631,301,946.41	N/A	5.31%
Limited	Ineligible	$136,516,467.13	N/A	1.15%
Programmed	Ineligible	$29,566,935.50	N/A	0.25%
No-Credit	Ineligible	$13,524,145.08	N/A	0.11%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$11,880,474,714.95	1,429	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$8,431,646,731.30	243,796	70.97%
121-180 Days		$1,593,445,218.86	43,077	13.41%
181-270 Days		$1,116,010,992.00	30,164	9.39%
Over 270 Days		$739,371,772.79	20,034	6.22%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$11,880,474,714.95	337,071	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,758	24,376,041	78.23%
L…………………………………....	988	6,561,571	21.06%
P……………………………………	79	207,748	0.67%
N …………………………………..	9	15,419	0.05%
Total ……………………………….	4,834	31,160,780	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,804	25,137,408	78.34%
L…………………………………....	964	6,697,524	20.87%
P……………………………………	81	234,343	0.73%
N …………………………………..	8	18,512	0.06%
Total ……………………………….	4,857	32,087,787	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,857	24,244,928	79.16%
L…………………………………....	939	6,155,028	20.10%
P……………………………………	78	226,593	0.74%
N …………………………………..	1	387	—%
Total ……………………………….	4,875	30,626,936	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.